Putnam
Investment
Fund 98

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

After taking a back seat to the better-known large-cap stocks for several years, small- and mid-cap stocks are finally getting in the driver's seat. Confidence in the global economy was the key to this shift in market leadership. As the U.S. economy has grown and weathered one international crisis after another, investors have gained confidence in companies of all sizes, including the small- and mid-cap stocks that are the primary focus of Putnam Investment Fund 98. This confidence has contributed to the outstanding performance of your fund for the 12 months ended June 30, 1999.

Total return for 12 months ended 6/30/99

             NAV                  POP
----------------------------------------------------------------
            50.35%               41.74%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* TECHNOLOGY AND MEDIA SECTORS COMMAND ATTENTION

While leadership in the stock market has broadened to include small- and mid-size companies, fund managers Charles Swanberg and Roland Gillis have continued their pursuit of undervalued growth stocks. Many of the strongest performers have come from the technology and media sectors in which the explosive demand for the Internet, cellular phones, and cable underpins their success. One example is Metromedia Fiber Network, Inc. of White Plains, New York, which is building a fiber-optic network in major metropolitan markets, providing capacity for data, video, Internet, and multimedia applications. It has recently announced plans to acquire AboveNet Communications Inc., which makes products designed to improve Internet traffic.

Another top-performing stock in the fund is Comverse Technology, Inc. of Woodbury, New York. Comverse is the world's leading supplier of enhanced service platforms to wireless and wireline network operators. One of its divisions, Comverse Network Systems, has just been selected by Advanced Info Service in Thailand to install prepaid wireless services throughout the country.

* RADIO AND BILLBOARD ADVERTISING ON RISE

Chuck and Roland plan to continue their long-term focus on radio and outdoor advertising. The billboard industry in North America is showing dramatic growth, primarily through a process called large-format digital printing -- wrapping billboard frames with digital imagery. One company worth highlighting is Lamar Advertising, Inc. This Louisiana-based company operates approximately 71,900 billboards in 36 states and also encompasses a logo sign business.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VeriSign, Inc.
Computer services

Marschollek, Lautenschlaeger und
Partner AG
Financial services

Intuit, Inc.
Computer software

Ames Department Stores, Inc.
Retail

Concord EFS, Inc.
Financial services

QLogic Corp.
Semiconductors

Harmonic Lightwaves, Inc.
Electronics and electrical equipment

E-Tek Dynamics, Inc.
Networking equipment

CMG Information Services, Inc.
Computer services

Silknet Software, Inc.
Computer software

Footnote reads:
These holdings represent 16.3% of the fund's net assets as of 6/30/99. Portfolio holdings will vary over time.


In the radio industry, Cumulus Media, Inc. of Milwaukee, Wisconsin, performed well during this year. Cumulus is a fast-growing radio broadcasting company focused on acquiring, operating, and developing radio stations in the smaller markets of the United States. It owns and operates 180 stations in 39 markets, and on June 23 announced the acquisition of nine more stations in Alabama, Florida, and Texas.

While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The fund has benefited from an underweighting in the health-care industry in general, although the portfolio still includes some long-time strong performers. Concern over government regulations and cutbacks continues to cast a shadow over many companies in this industry.

* INFLATION WATCH REMAINS IN PLACE AMID CONTINUING GROWTH

Going forward, the fund managers believe there is no question that the Federal Reserve Board is on an inflation watch. But barring any major surprises, they expect strong economic growth to continue (but not accelerate) along with the broadening of the leadership in the U.S. stock market. Smaller companies should continue to benefit. If inflation begins to exceed expectations, the Fed will most likely raise interest rates again, which may cause a correction in the stock market. Any correction from a Fed tightening will be seen as a buying opportunity to invest in fundamentally strong companies at more reasonable prices, and your fund managers would respond accordingly.


"The quarter ended June 30 was the first time since the third quarter of 1993 that small stocks beat all three major big-stock benchmarks."

-- The Wall Street Journal, July 15, 1999


Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 18, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small-size companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investment Fund 98 seeks capital appreciation by investing primarily in the equity securities of companies of all sizes.


TOTAL RETURNS FOR PERIODS ENDED 6/30/99

                                                  S&P       Consumer
                                NAV      POP   500 Index  price index
--------------------------------------------------------------------------
1 year                         50.35%   41.74%   22.76%      1.96%
--------------------------------------------------------------------------
Life of fund (since 2/17/98)   74.59    64.52    33.30       2.66
Annual average                 50.64    44.21    27.99       2.05
--------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION* 12 MONTHS ENDED 6/30/99

Share value:                          NAV        POP
--------------------------------------------------------------------------
6/30/98                              $9.87     $10.47
--------------------------------------------------------------------------
6/30/99                              14.84      15.75
--------------------------------------------------------------------------

*The fund has not paid distributions for fiscal 1999. Please see p. 24 for more information.

Performance is for class A shares. Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data do not take into account any adjustments for taxes payable on reinvested distributions and reflect an expense limitation which is currently in effect. Without the expense limitation, total returns would have been lower.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/17/98

                     Fund's           S&P 500      Consumer price
Date             shares at POP         Index           index

2/17/98              9,424            10,000           10,000
6/30/98             10,942            10,859           10,068
6/30/99            $16,452           $13,330          $10,266

Footnote reads:
Past performance is no assurance of future results.


Comparative benchmarks

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a measure of stock market performance. Indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants
For the fiscal year ended June 30, 1999

To the Trustees of Putnam Fund Trust and
Shareholders of Putnam Investment Fund 98
(a series of Putnam Fund Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Investment Fund 98 at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 1999




The fund's portfolio
June 30, 1999

COMMON STOCKS (96.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (3.5%)
--------------------------------------------------------------------------------------------------------------------------
                425  Catalina Marketing Corp. (NON)                                                         $       39,100
              1,006  Lamar Advertising Co. (NON)                                                                    41,183
                590  Omnicom Group, Inc.                                                                            47,200
                945  Outdoor Systems, Inc. (NON)                                                                    34,493
                550  Young & Rubicam, Inc.                                                                          24,991
                                                                                                            --------------
                                                                                                                   186,967

Airlines (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                900  COMAIR Holdings, Inc.                                                                          18,731
                580  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                      30,740
                                                                                                            --------------
                                                                                                                    49,471

Apparel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                600  Nike, Inc.                                                                                     37,988

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                750  O'Reilly Automotive, Inc. (NON)                                                                37,781

Banks (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                680  Fifth Third Bancorp                                                                            45,263
                400  Firstar Corp.                                                                                  11,200
                250  Net.B@nk, Inc. (NON)                                                                            9,500
                260  Northern Trust Corp.                                                                           25,220
                                                                                                            --------------
                                                                                                                    91,183

Basic Industrial Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                250  Sidel S.A. (France)                                                                            30,492
                250  W W Grainger                                                                                   13,453
                                                                                                            --------------
                                                                                                                    43,945

Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                300  Itoen, Ltd. (Japan) (NON)                                                                      20,091

Broadcasting (3.8%)
--------------------------------------------------------------------------------------------------------------------------
                945  Citadel Communications Corp. (NON)                                                             34,197
              3,000  Cumulus Media Inc. Class A (NON)                                                               65,625
                898  Entercom Communications Corp. (NON)                                                            38,390
                500  Infinity Broadcasting Corp. Class A (NON)                                                      14,875
              1,200  Radio One, Inc. (NON)                                                                          55,800
                                                                                                            --------------
                                                                                                                   208,887

Business Equipment and Services (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                550  Affiliated Computer Services, Inc. Class A (NON)                                               27,844
                300  Abacus Direct Corp. (NON)                                                                      27,450
                660  Cintas Corp.                                                                                   44,344
                350  Interpublic Group Cos. Inc.                                                                    30,319
                800  Metzler Group, Inc. (NON)                                                                      22,100
                                                                                                            --------------
                                                                                                                   152,057

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                300  Comcast Corp. Class A                                                                          11,531

Computer Services (14.4%)
--------------------------------------------------------------------------------------------------------------------------
                100  Ariba, Inc. (NON)                                                                               9,725
              1,109  Aware, Inc. (NON)                                                                              51,153
                100  BackWeb Technologies Ltd. (Israel) (NON)                                                        2,738
                100  Brocade Communications Systems (NON)                                                            9,644
              2,980  Capita Group PLC (United Kingdom) (NON)                                                        30,785
                610  CMG Information Services, Inc. (NON)                                                           69,578
                200  CNET, Inc. (NON)                                                                               11,525
                725  Comverse Technology, Inc. (NON)                                                                54,738
              1,086  Covad Communications Group 144A (NON)                                                          57,897
                800  Critical Path, Inc. (NON)                                                                      44,250
                450  EarthLink Network, Inc. (NON)                                                                  27,647
              1,675  Multex.com Inc. (NON)                                                                          43,759
                100  nFront, Inc. (NON)                                                                              1,519
                100  Scient Corp. (NON)                                                                              4,756
                100  StarMedia Network, Inc. (NON)                                                                   6,413
                550  Sterling Commerce, Inc. (NON)                                                                  20,075
                650  Sykes Enterprises, Inc. (NON)                                                                  21,694
              1,045  USWeb Corp. (NON)                                                                              23,186
                500  Verio Inc. (NON)                                                                               34,750
              2,050  VeriSign, Inc. (NON)                                                                          176,813
              1,700  Viant Corp. (NON)                                                                              59,500
                350  WebTrends Corp. (NON)                                                                          16,144
                100  Whittman-Hart, Inc. (NON)                                                                       3,175
                                                                                                            --------------
                                                                                                                   781,464

Computer Software (15.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,400  Beyond.com Corp. (NON)                                                                         40,163
                780  BroadVision, Inc. (NON)                                                                        57,525
                331  Concord Communications, Inc. (NON)                                                             14,895
              1,134  Exchange Applications, Inc. (NON)                                                              46,211
              1,100  I2 Technologies, Inc. (NON)                                                                    47,300
              1,020  Intuit, Inc. (NON)                                                                             91,928
                984  ISS Group, Inc. (NON)                                                                          37,146
                417  Lycos, Inc. (NON)                                                                              38,312
              1,010  Macromedia, Inc. (NON)                                                                         35,603
                800  Oracle Corp. (NON)                                                                             29,700
              1,650  Parametric Technology Corp. (NON)                                                              22,894
                 13  Peregrine Systems, Inc. (NON)                                                                     334
                100  Phone.com, Inc. (NON)                                                                           5,600
              1,362  Rational Software Corp. (NON)                                                                  44,861
                555  RealNetworks, Inc. (NON)                                                                       38,226
              1,800  Research in Motion Ltd. (Canada) (NON)                                                         36,450
                100  Rhythms Netconnections, Inc. (NON)                                                              5,838
                792  Security First Technologies Corp. (NON)                                                        35,739
              1,700  Silknet Software, Inc. (NON)                                                                   68,850
                100  Softbank Corp. (Japan) (NON)                                                                   20,265
                398  Synopsys, Inc. (NON)                                                                           21,965
                602  VERITAS Software Corp. (NON)                                                                   57,152
              1,062  Verity, Inc. (NON)                                                                             57,547
                100  Vignette Corp. (NON)                                                                            7,500
                                                                                                            --------------
                                                                                                                   862,004

Consumer Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                100  Ask Jeeves, Inc. (NON)                                                                          1,400
                600  Central Parking Corp.                                                                          20,550
                762  SportsLine USA, Inc. (NON)                                                                     27,337
                                                                                                            --------------
                                                                                                                    49,287

Electronic Components (4.4%)
--------------------------------------------------------------------------------------------------------------------------
                496  Applied Micro Circuits Corp. (NON)                                                             40,796
              2,500  Artisan Components, Inc. (NON)                                                                 29,063
              1,904  Metromedia Fiber Network, Inc. Class A (NON)                                                   68,425
                650  Optical Coating Laboratory, Inc.                                                               54,356
                715  Sipex Corp. (NON)                                                                              14,658
              2,000  Zoran Corp. (NON)                                                                              33,500
                                                                                                            --------------
                                                                                                                   240,798

Electronics and Electrical Equipment (2.5%)
--------------------------------------------------------------------------------------------------------------------------
                400  Applied Materials, Inc. (NON)                                                                  29,550
              1,300  Harmonic Lightwaves, Inc. (NON)                                                                74,669
                673  Jabil Circuit, Inc. (NON)                                                                      30,369
                                                                                                            --------------
                                                                                                                   134,588

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                747  SFX Entertainment, Inc. Class A (NON)                                                          47,808

Financial Services (4.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,770  Concord EFS, Inc. (NON)                                                                        74,893
                150  Knight/Trimark Group, Inc. (NON)                                                                9,150
                203  Marschollek, Lautenschlaeger und
                       Partner AG (Germany)                                                                         95,552
                350  Schwab (Charles) Corp.                                                                         38,456
                350  TCF Financial Corp. (NON)                                                                       9,756
                200  TD Waterhouse Group, Inc. (NON)                                                                 5,013
                                                                                                            --------------
                                                                                                                   232,820

Health Care Information Systems (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                945  Medquist, Inc. (NON)                                                                           41,344

Health Care Services (4.1%)
--------------------------------------------------------------------------------------------------------------------------
                750  Lincare Holdings, Inc. (NON)                                                                   18,750
                756  MEDE AMERICA Corp. (NON)                                                                       28,539
              2,450  Province Healthcare Co. (NON)                                                                  47,775
              2,400  RehabCare Group, Inc. (NON)                                                                    44,250
                900  TLC The Laser Center Inc. (Canada) (NON)                                                       43,200
                600  United Healthcare Corp.                                                                        37,575
                                                                                                            --------------
                                                                                                                   220,089

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                119  Advance Paradigm, Inc. (NON)                                                                    7,259

Insurance (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                183  Progressive Corp. (The)                                                                        26,535

Lodging (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,050  Florida Panthers Holdings, Inc. (NON)                                                          11,222

Medical Supplies and Devices (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                800  Biomet, Inc.                                                                                   31,800
              3,500  PSS World Medical, Inc. (NON)                                                                  39,156
                340  Stryker Corp.                                                                                  20,443
                                                                                                            --------------
                                                                                                                    91,399

Networking (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                400  Entrust Technologies Inc. (NON)                                                                13,300
                101  Juniper Networks, Inc. (NON)                                                                   15,049
                100  NorthPoint Communications Group, Inc. (NON)                                                     3,650
                100  Reback Networks Inc. (NON)                                                                     12,556
                                                                                                            --------------
                                                                                                                    44,555

Networking Equipment (3.6%)
--------------------------------------------------------------------------------------------------------------------------
                550  ADC Telecommunications, Inc. (NON)                                                             25,059
              1,525  E-Tek Dynamics, Inc. (NON)                                                                     72,533
                600  Emulex Corp. (NON)                                                                             66,713
                597  Network Appliance, Inc. (NON)                                                                  33,357
                                                                                                            --------------
                                                                                                                   197,662

Packaging and Containers (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                550  Sealed Air Corp. (NON)                                                                         35,681

Pharmaceuticals (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                900  QLT PhotoTherapeutics Inc. (Canada) (NON)                                                      49,500
                408  Sepracor, Inc. (NON)                                                                           33,150
                                                                                                            --------------
                                                                                                                    82,650

Restaurants (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              3,095  PizzaExpress PLC (United Kingdom)                                                              44,421
              1,450  Starbucks Corp. (NON)                                                                          54,466
                                                                                                            --------------
                                                                                                                    98,887

Retail (7.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,900  Ames Department Stores, Inc. (NON)                                                             86,688
                550  Bed Bath & Beyond, Inc. (NON)                                                                  21,175
                494  Costco Companies, Inc. (NON)                                                                   39,551
              2,250  Dixons Group PLC (United Kingdom) (NON)                                                        42,052
                290  Dollar Tree Stores, Inc. (NON)                                                                 12,760
              2,500  Factory 2-U Stores, Inc. (NON)                                                                 46,250
                547  Kohls Corp. (NON)                                                                              42,222
              1,100  Linens 'N Things, Inc. (NON)                                                                   48,125
              1,900  Next PLC (United Kingdom)                                                                      23,089
              1,500  Tuesday Morning Corp. (NON)                                                                    38,250
                900  Williams-Sonoma, Inc. (NON)                                                                    31,331
                                                                                                            --------------
                                                                                                                   431,493

Semiconductors (5.7%)
--------------------------------------------------------------------------------------------------------------------------
                760  Altera Corp. (NON)                                                                             27,978
                400  American Xtal Technology, Inc. (NON)                                                            9,525
              4,500  GaSonics International Corp. (NON)                                                             63,000
                100  Hi/Fn, Inc. (NON)                                                                               7,613
                400  KLA Tencor Corp. (NON)                                                                         25,950
                760  Linear Technology Corp.                                                                        51,110
                730  Maxim Integrated Products, Inc. (NON)                                                          48,545
                567  QLogic Corp. (NON)                                                                             74,844
                                                                                                            --------------
                                                                                                                   308,565

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                110  Fastenal Co.                                                                                    5,768
                100  Rexall Sundown, Inc.                                                                            1,202
                                                                                                            --------------
                                                                                                                     6,970

Telecommunication Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                350  Copper Mountain Networks, Inc. (NON)                                                           27,038
                512  Qwest Communications International, Inc. (NON)                                                 16,928
                                                                                                            --------------
                                                                                                                    43,966

Telecommunications (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                500  Allegiance Telecom, Inc. (NON)                                                                 27,438
                296  Global Crossing Ltd. (NON)                                                                     12,617
                400  GlobeSpan, Inc. (NON)                                                                          15,900
                650  NTL Inc. (NON)                                                                                 56,022
              2,050  Orange PLC ADR (United Kingdom) (NON)                                                          30,069
                                                                                                            --------------
                                                                                                                   142,046

Telephone Services (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                600  AT&T Corp. (NON)                                                                               22,050
                462  Lucent Technologies, Inc.                                                                      31,156
                100  Network Plus Corp. (NON)                                                                        2,088
                478  NEXTLINK Communications, Inc. Class A (NON)                                                    35,551
                                                                                                            --------------
                                                                                                                    90,845

Transportation (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                700  C.H. Robinson Worldwide, Inc.                                                                  25,725
                590  FDX Corp. (NON)                                                                                32,008
                                                                                                            --------------
                                                                                                                    57,733

Wireless Communications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                951  American Tower Corp. Class A (NON)                                                             22,824
              2,473  Pinnacle Holdings Inc. (NON)                                                                   60,589
                                                                                                            --------------
                                                                                                                    83,413
                                                                                                            --------------
                     Total Common Stocks (cost $3,896,592)                                                  $    5,210,984

SHORT-TERM INVESTMENTS (5.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      200,000  Interest in $402,952,000 joint repurchase agreement dated June 30, 1999 with Merrill Lynch, Pierce,
                       Fenner & Smith, Inc. due July 1, 1999 with respect
                       to various U.S. Treasury obligations -- maturity
                       value of $200,026 for an effective yield of 4.7%                                     $      200,000
             84,000  Interest in $487,755,000 joint repurchase agreement dated June 30, 1999 with S.B.C. Warburg Inc.
                       due July 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $84,011 for an
                       effective yield of 4.8%                                                                      84,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $284,000)                                           $      284,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,180,592) (b)                                                $    5,494,984
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,429,029.

  (b) The aggregate identified cost on a tax basis is $4,201,815, resulting in gross unrealized appreciation and depreciation of $1,407,314 and $114,145, respectively, or net unrealized appreciation of $1,293,169.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,180,592) (Note 1)                                                $5,494,984
-----------------------------------------------------------------------------------------------
Cash                                                                                      1,066
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           621
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           66,583
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,050
-----------------------------------------------------------------------------------------------
Total assets                                                                          5,564,304

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        112,800
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,797
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  485
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               272
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   18,911
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       135,275
-----------------------------------------------------------------------------------------------
Net assets                                                                           $5,429,029

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,451,201
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  663,436
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          1,314,392
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $5,429,029

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($5,429,029 divided by 365,764 shares)                                                   $14.84
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $14.84)*                                          $15.75
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $359)                                               $    5,093
-----------------------------------------------------------------------------------------------
Interest                                                                                    691
-----------------------------------------------------------------------------------------------
Total investment income                                                                   5,784

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         24,399
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            6,927
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         2,251
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   5,782
-----------------------------------------------------------------------------------------------
Registration fees                                                                           971
-----------------------------------------------------------------------------------------------
Auditing                                                                                 15,330
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,464
-----------------------------------------------------------------------------------------------
Postage                                                                                      63
-----------------------------------------------------------------------------------------------
Other                                                                                        16
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (24,387)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           34,856
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,488)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             32,368
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (26,584)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        697,536
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (284)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                           45
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              909,441
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,606,738
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,580,154
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                              February 17, 1998
                                                                           Year ended             (commencement
                                                                              June 30         of operations) to
                                                                                 1999             June 30, 1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                        $  (26,584)               $  (6,502)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                 697,252                    (7,232)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  909,486                   404,906
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        1,580,154                   391,172
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                             893,580                   564,123
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                2,473,734                   955,295

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                  2,955,295                 2,000,000
---------------------------------------------------------------------------------------------------------------
End of year                                                                $5,429,029                $2,955,295
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                      Year ended      Feb. 17, 1998+
operating performance                                                                            June 30        to June 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $9.87            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                         (.08)            (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                5.05             1.39
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              4.97             1.37
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                    $14.84            $9.87
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                            50.35            16.12*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $5,429           $2,955
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (a)(d)                                                                      1.00              .37*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%) (a)                                                                      (.76)            (.25)*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           207.77            72.22*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.08 and $0.06 per share, for the periods ended June 30, 1999 and June 30, 1998 respectively. (see Note 2)

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements. (Note 2)




Notes to financial statements
June 30, 1999

Note 1
Significant accounting policies

Putnam Investment Fund 98 (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation which is significantly greater than that of the market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty.

Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and net operating losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 1999, the fund reclassified $26,584 to decrease accumulated net investment loss, with a decrease to accumulated net realized gains of $26,584. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 1999, fund expenses were reduced by $2,488 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the year ended June 30, 1999, Putnam Mutual Funds Corp., acting as underwriter, received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended June 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $7,843,963 and $7,155,805, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        102,912         $1,249,914
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   102,912          1,249,914

Shares
repurchased                                        (36,675)          (356,334)
-----------------------------------------------------------------------------
Net increase                                        66,237         $  893,580
-----------------------------------------------------------------------------

                                             For the period February 17, 1998
                                                                (commencement
                                                            of operations) to
                                                                June 30, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         77,395           $687,677
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    77,395            687,677

Shares
repurchased                                        (13,162)          (123,554)
-----------------------------------------------------------------------------
Net increase                                        64,233           $564,123
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to February 17, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on February 13, 1998.

At June 30, 1999, Putnam Investments, Inc. owned 265,888 shares of the fund (72.7% of shares outstanding), valued at $3,945,778.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $169,755 as capital gain, for its taxable year ended June 30, 1999.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Charles Swanberg
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Investment Fund 98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


53943 2HW 8/99